Options and Warrants (Details Narrative)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jul. 01, 2014 $ / shares	Mar. 14, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares				$ 0.33	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)				$ 14,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)				$ 10,025
Class of Warrant or Rights Granted | shares				4,293,013	1,439,560
Warrants, Grants in Period, Weighted-Average Grant Date Fair Value, Per Warrant (in Dollars per share) | $ / shares				$ 0.31	$ 0.37
Class of Warrant or Rights, Outstanding Intrinsic Value (in Dollars)				$ 0
Class of Warrant or Rights, Exercisable Intrinsic Value (in Dollars)				0
Stock Issued During Period, Value, Exercise of Warrants and Options (in Dollars)				$ 3,072,170	$ 0
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrants or Rights Exercised | shares				6,268,628	680,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 1.00
Proceeds from Warrant Exercises (in Dollars)			$ 1,673,182
Payments of Stock Issuance Costs (in Dollars)		$ 34,827		$ 62,144	$ 367,915
Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period | shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		11,644,585		11,096,428
Warrant [Member]
Class of Warrants or Rights Exercised | shares		1,000,000
Temporary Exercise Period [Member]
Stock Issued During Period, Value, Exercise of Warrants and Options (in Dollars)	$ 6,268,628
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.0001
Class of Warrants or Rights Exercised | shares	6,268,628
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.50
Number of Warrant Holders	46